GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares, as applicable, of the

Goldman Sachs Core Fixed Income Fund, Goldman Sachs Bond Fund, Goldman Sachs Strategic Income Fund and

Goldman Sachs Global Core Fixed Income Fund

(the “Funds”)

Supplement dated February 15, 2024 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”), as supplemented, each dated July 28, 2023

Effective immediately, Simon Dangoor will begin serving as a portfolio manager for the Goldman Sachs Core Fixed Income Fund, the Goldman Sachs Bond Fund and the Goldman Sachs Strategic Income Fund. In addition, effective immediately, Lindsay Rosner will begin serving as a portfolio manager for the Funds. Ashish Shah, Managing Director, Chief Investment Officer of Public Investing, and Ron Arons, Managing Director, will continue to serve as portfolio managers for the Goldman Sachs Core Fixed Income Fund, the Goldman Sachs Bond Fund and the Goldman Sachs Strategic Income Fund, and Simon Dangoor, Managing Director, Head of Macro Rates Investing, and Sophia Ferguson, Vice President, will continue to serve as portfolio managers for the Goldman Sachs Global Core Fixed Income Fund.

Accordingly, effective immediately, the Fund’s disclosures are modified as follows:

The following replaces in its entirety the “Portfolio Managers” subsections of the “Goldman Sachs Core Fixed Income Fund—Summary—Portfolio Management”, “Goldman Sachs Bond Fund—Summary—Portfolio Management” and “Goldman Sachs Strategic Income Fund—Summary—Portfolio Management” sections of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Ashish Shah, Managing Director, Chief Investment Officer of Public Investing, has managed the Fund since 2019; Ron Arons, Managing Director, has managed the Fund since October 2022; Simon Dangoor, Managing Director, Head of Macro Rates Investing, has managed the Fund since February 2024; and Lindsay Rosner, Managing Director, Head of Multi-Sector Investing, has managed the Fund since February 2024.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Global Core Fixed Income Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Simon Dangoor, Managing Director, Head of Macro Rates Investing, has managed the Fund since 2019; Sophia Ferguson, Vice President, has managed the Fund since 2022; and Lindsay Rosner, Managing Director, Head of Multi-Sector Investing, has managed the Fund since February 2024.

The following row replaces in its entirety the row for Simon Dangoor in the table in the “Service Providers—Fund Managers” section of the Prospectus:

Simon Dangoor Managing Director	Portfolio Manager— Global Core Fixed Income Core Fixed Income Bond Strategic Income	Since 2019 February 2024 February 2024 February 2024	Mr. Dangoor is Head of Macro Rates Investing within GSAM’s Fixed Income and Liquidity Solutions business. He also leads the Government and Swap Strategy in London and is a member of the Fixed Income Strategy Group. Mr. Dangoor joined the Investment Adviser in 2004.

The following row is added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

Lindsay Rosner Managing Director	Portfolio Manager— Global Core Fixed Income Core Fixed Income Bond Strategic Income	Since February 2024 February 2024 February 2024 February 2024	Ms. Rosner is Head of Multi-Sector Investing within GSAM’s Fixed Income and Liquidity Solutions business. She joined the Investment Adviser in 2023. Prior to joining the Investment Adviser, she worked at PGIM from 2012 to 2023 as a portfolio manager on the fixed income multi-sector team.

The following row is added under “Core Fixed Income Fund”, “Bond Fund”, and “Strategic Income Fund” in the table in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” subsection of the “Management Services” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Simon Dangoor*	96	$428,582	367	$309,099	47,065	$649,445	0	$0	34	$1,634	0	$0

*	Information for this portfolio manager for this Fund is as of December 31, 2023.

The following row is added under “Global Core Fixed Income Fund”, “Core Fixed Income Fund”, “Bond Fund”, and “Strategic Income Fund” in the table in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” subsection of the “Management Services” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Lindsay Rosner*	45	$7,797	73	$18,748	10,334	$315,455	0	$0	14	$850	0	$0

*	Information for this portfolio manager for this Fund is as of December 31, 2023.

The following row is added under “Core Fixed Income Fund” in the table in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “Management Services” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Simon Dangoor*	None

*	Information for this portfolio manager for this Fund is as of December 31, 2023.

The following row is added under “Bond Fund” and “Strategic Income Fund” in the table in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “Management Services” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Simon Dangoor*	$100,001-$500,000

*	Information for this portfolio manager for this Fund is as of December 31, 2023.

The following row is added under “Global Core Fixed Income Fund”, “Core Fixed Income Fund”, “Bond Fund”, and “Strategic Income Fund” in the table in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “Management Services” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Lindsay Rosner*	None

*	Information for this portfolio manager for this Fund is as of December 31, 2023.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

MSFIMGRSTK 02-24